Stock-Based Compensation - Summary of Grant-date Fair Value of Stock Options Granted (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected option life (years)	6 years 1 month 6 days	5 years 7 months 6 days	3 years
Risk-free interest rate	3.18%	0.90%
Expected volatility	62.65%	62.84%	90.00%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Company equity value			$ 3.6
Risk-free interest rate			0.15%
Maximum [Member]
Company equity value			$ 10.7
Risk-free interest rate			0.22%